Property and Equipment	12 Months Ended
Dec. 31, 2014
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT:

4.  PROPERTY AND EQUIPMENT:

Property and equipment consist of the following:

	Estimated Useful Lives	December 31, 2014	December 31, 2013
Furniture and fixtures	2-5 years	$99,982	$64,945
Website and internal use software	3 years	1,017,103	-
Computers and software	3-7 years	355,213	251,525
		1,472,298	316,470
Less: accumulated depreciation and amortization		(420,601)	(258,391)
		$1,051,697	$58,079

Depreciation and amortization expense was $162,210 and $38,326 for the years ended December 31, 2014 and 2013, respectively.